Warrants (Tables)	12 Months Ended
Dec. 31, 2014
Warrants [Abstract]
Schedule of Fair Value of Warrants

	Insurance date	December 31, 2012	Exercise date

Fair value of Warrants – Series B-1
- US$'000	670	766	849
- RMB'000	4,243	4,815	5,232
Risk-free interest rate	0.27%	0.22%	0.09%
Volatility	51.62%	42.75%	41.37%
Dividend yield	—	—	—
Discount rate	28.9%	28.2%	27.6%

Schedule of Movement of Warrants

	For the year ended December 31,
	2012	2013
	RMB'000	RMB'000

Beginning balance	—	4,815
Issuance	4,243	—
Fair value change	564	514
Exercise	—	(5,232)
Exchange difference	8	(97)

Ending balance	4,815	—